COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Dec. 17, 2024	Dec. 09, 2024	Aug. 01, 2023	Mar. 15, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly rent payment					$ 550		$ 550
Stock option granted shares				5,000,000	0	0	0	155,000,000
Vesting shares				138,889
Vesting period				36 months
Cash Compensation				$ 5,000
Cash compensation	$ 175			$ 200
Sponsor fees			$ 716,326
Payment for sponsor					$ 359,367		$ 269,224
Rent leaving balance					90,143		180,285
Legal proceedings					$ 0		$ 0
35 Months Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted shares		2,500,000
Vesting shares		69,444
Vesting period		35 months
36 Months Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting shares		69,460
Vesting period		36 months